RELATED-PARTY TRANSACTIONS (Details) - USD ($)	Jan. 03, 2022	Aug. 10, 2018	Mar. 07, 2022
Subsequent events.
Related Party Transaction [Line Items]
Interest rate per annum			48.00%
Loan Agreement | Subsequent events.
Related Party Transaction [Line Items]
Quarterly unused capacity commitment fee (in percentage)	1.00%
Ms. Zbikowski, along with her husband Scott Zbikowski
Related Party Transaction [Line Items]
Shares of common stock owned by related party		1,765,000
Promissory note term		2 years
Principal amount of note obtained		$ 250,000
Interest payable monthly (as a percent)		10.00%
Debtors' pledge in number of common stock		625,000
Lenders | Loan Agreement | Subsequent events.
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 5,000,000
Obligation to provide funds in aggregate loan amount (in percentage)	0.50%
Loan agreement term	5 years
Lyle A. Berman | Revolving line of credit | Subsequent events.
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 5,000,000
Lyle A. Berman | Loan Agreement | Subsequent events.
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 5,000,000
Interest rate per annum	8.00%
Obligation to provide funds in aggregate loan amount (in percentage)	0.50%
Loan agreement term	5 years